Share-Based Payment (Details) - Schedule of Share-Based Payment Arrangements	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares [1]
Schedule of Share-Based Payment Arrangements [Abstract]
Number of options outstanding beginning shares	51,879	255,164
Weighted average exercise price options outstanding	$ 11.66	$ 11.66
Number of options options expired		(27,723)
Weighted average exercise price expired	$ 11.66	$ 11.66
Number of options options cancelled	(1,458)	(75,310)
Weighted average exercise price cancelled	$ 11.66	$ 11.66
Number of options outstanding ending shares	50,421	152,131
Weighted average exercise price outstanding ending per share	$ 11.66	$ 11.66
Number of options exercisable	50,421	84,779
Weighted average exercise price exercisable	$ 11.66	$ 11.66

[1]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.